Schedule III - Summary of Company's Real Estate Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross real estate assets:
Balance at the beginning of the year	$ 3,333,590	$ 3,201,434	$ 3,074,046
Capital expenditures on new advertising displays	21,598	59,604	54,151
Capital expenditures on improvements/redevelopments of existing advertising displays	13,021	25,025	12,781
Capital expenditures other recurring	12,631	36,354	34,758
Land acquisitions	8,980	22,965	15,368
Acquisition of advertising displays	4,446	23,589	82,617
Assets sold or written-off	(100,906)	(35,320)	(70,494)
Foreign exchange	418	(61)	(1,793)
Balance at the end of the year	3,293,778	3,333,590	3,201,434
Accumulated depreciation:
Balance at the beginning of the year	2,166,579	2,082,335	2,025,251
Depreciation	111,049	111,531	106,700
Assets sold or written-off	(85,267)	(27,890)	(48,488)
Foreign exchange	339	603	(1,128)
Balance at the end of the year	2,192,700	2,166,579	2,082,335
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Gross real estate assets:
Balance at the beginning of the year	3,333,590	3,201,434	3,074,046
Capital expenditures on new advertising displays	21,598	59,604	54,151
Capital expenditures on improvements/redevelopments of existing advertising displays	13,021	25,025	12,781
Capital expenditures other recurring	12,631	36,354	34,758
Land acquisitions	8,980	22,965	15,368
Acquisition of advertising displays	4,446	23,589	82,617
Assets sold or written-off	(100,906)	(35,320)	(70,494)
Foreign exchange	418	(61)	(1,793)
Balance at the end of the year	3,293,778	3,333,590	3,201,434
Accumulated depreciation:
Balance at the beginning of the year	2,166,579	2,082,335	2,025,251
Depreciation	111,049	111,531	106,700
Assets sold or written-off	(85,267)	(27,890)	(48,488)
Foreign exchange	339	603	(1,128)
Balance at the end of the year	$ 2,192,700	$ 2,166,579	$ 2,082,335